Investment Objectives and Goals	Dec. 31, 2025
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Abbey Capital Futures Strategy Fund (the “Fund”) is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary objective.
ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Abbey Capital Multi Asset Fund (the “Fund”) is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Adara Smaller Companies Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Adara Smaller Companies Fund (the “Fund”) seeks capital appreciation.
Aquarius International Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aquarius International Fund (the “Fund”) seeks capital appreciation.
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners All-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Boston Partners Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Global Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Global Sustainability Fund (the “Fund”) seeks to provide long-term capital appreciation.
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Long/Short Research Fund (the “Fund”) seeks to provide long-term total return.
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Small Cap Value Fund II (the “Fund”) seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — WPG PARTNERS SELECT SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations.
Campbell Systematic Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Campbell Systematic Macro Fund (the “Fund”) is to seek capital appreciation over the medium to long-term.
F/m Emerald Life Sciences Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	F/m Emerald Life Sciences Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the F/m Emerald Life Sciences Innovation ETF (the “Fund”) is to seek long-term capital appreciation.
Free Market U.S. Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Free Market U.S. Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation.
Free Market International Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Free Market International Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation.
Free Market Fixed Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Free Market Fixed Income Fund (for this section only, the “Fund”) seeks total return (consisting of current income and capital appreciation).
Matson Money U.S. Equity VI Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Matson Money U.S. Equity VI Portfolio (for this section only, the “Portfolio”) seeks long-term capital appreciation.
Matson Money International Equity VI Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Matson Money International Equity VI Portfolio (for this section only, the “Portfolio”) seeks long-term capital appreciation.
Matson Money Fixed Income VI Portfolio
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Matson Money Fixed Income VI Portfolio (for this section only, the “Portfolio”) seeks total return (consisting of current income and capital appreciation).
Motley Fool 100 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool 100 Index ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool 100 Index ETF (the “Fool 100 Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Global Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool Global Opportunities ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool Global Opportunities ETF (“the Global Opportunities Fund”) is to achieve long-term capital appreciation.
Motley Fool Mid-Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool Mid-Cap Growth ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool Mid-Cap Growth ETF (the “Mid-Cap Growth Fund”) is to achieve long-term capital appreciation.
Motley Fool Small-Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool Small-Cap Growth ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Motley Fool Small-Cap Growth ETF (the “Small-Cap Growth Fund”) is to achieve long-term capital appreciation.
Motley Fool Next Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool Next Index ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Next Index ETF (the “Next Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index” – for more on this, see the “Principal Investment Strategies” section).

Motley Fool Capital Efficiency 100 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Motley Fool Capital Efficiency 100 Index ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Motley Fool Capital Efficiency 100 Index ETF (the “Capital Efficiency Fund”) seeks investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index) (the “Capital Efficiency Index” – for more on this, see the “Principal Investment Strategies” section).

Oakhurst Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakhurst Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Oakhurst Fixed Income Fund (the “Fund”) is total return.
Optima Strategic Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Optima Strategic Credit Fund (the “Fund”) is to seek total return.
SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SGI U.S. Large Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI U.S. Large Cap Equity Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
SGI Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SGI Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the SGI Global Equity Fund (for this section only, the “Fund”) is to seek long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

SGI Small Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	SGI Small Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SGI Small Cap Core Fund (the “Fund”) is to provide long-term capital appreciation.
SGI U.S. Large Cap Equity VI Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI U.S. Large Cap Equity VI Portfolio (the “Portfolio”) seeks long-term capital appreciation. There can be no guarantee that the Portfolio will achieve its investment objective.
SGI Peak Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTIONS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI Peak Fund (for this section only, the “Fund”) seeks capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
SGI Prudent Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI Prudent Fund (for this section only, the “Fund”) seeks long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
SGI U.S. Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI U.S. Large Cap Core ETF (for this section only, the “Fund”) seeks to provide long-term capital appreciation.
SGI Dynamic Tactical ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SGI Dynamic Tactical ETF (for this section only, the “Fund”) seeks to provide long-term capital appreciation.
SGI Enhanced Global Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SGI Enhanced Global Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SGI Enhanced Global Income ETF (for this section only, the “Fund”) is to seek capital appreciation and current income.
SGI Enhanced Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	SGI Enhanced Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SGI Enhanced Core ETF (for this section only, the “Fund”) is to seek income.
SGI Enhanced Nasdaq-100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SGI Enhanced Nasdaq-100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SGI Enhanced Nasdaq-100 ETF (the “Fund”) is to seek capital appreciation and current income.
SGI Enhanced Market Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SGI Enhanced Market Leaders ETF (the “Fund”) is to seek capital appreciation and current income.
F/m US Treasury 30 Year Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 30 Year Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 30 Year Bond ETF (the “F/m UST 30Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US) (the “Underlying Index”).

F/m US Treasury 20 Year Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 20 Year Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 20 Year Bond ETF (the “F/m UST 20Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US) (the “Underlying Index”).

F/m US Treasury 10 Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 10 Year Note ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 10 Year Note ETF (the “F/m UST 10Y Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (I00093US) (the “Underlying Index”).

F/m US Treasury 7 Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 7 Year Note ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 7 Year Note ETF (the “F/m UST 7Y Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US) (the “Underlying Index”).

F/m US Treasury 5 Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 5 Year Note ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 5 Year Note ETF (the “F/m UST 5Y Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US) (the “Underlying Index”).

F/m US Treasury 3 Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 3 Year Note ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 3 Year Note ETF (the “F/m UST 3Y Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US) (the “Underlying Index”).

F/m US Treasury 2 Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 2 Year Note ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 2 Year Note ETF (the “F/m UST 2Y Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU) (the “Underlying Index”).

F/m US Treasury 12 Month Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 12 Month Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 12 Month Bill ETF (the “F/m UST 12M Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US) (the “Underlying Index”).

F/m US Treasury 6 Month Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 6 Month Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 6 Month Bill ETF (the “F/m UST 6M Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US) (the “Underlying Index”).

F/m US Treasury 3 Month Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m US Treasury 3 Month Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m US Treasury 3 Month Bill ETF (the “F/m UST 3M Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US) (the “Underlying Index”).

F/m 6-Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 6-Month Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 6-Month Investment Grade Corporate Bond ETF (the “F/m 6M Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 6 Month Maturity Index (I39350US) (the “Underlying Index”).

F/m 9-18 Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 9-18 Month Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 9-18 Month Investment Grade Corporate Bond ETF (the “F/m 9-18M Bond Fund ” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 9-18 Month Maturity Index (I39351US) (the “Underlying Index”).

F/m 2-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 2-Year Investment Grade Corporate Bond ETF (ZTWO)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF (the “F/m 2Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 2 Year Maturity Index (I39297US) (the “Underlying Index”).

F/m 3-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 3-Year Investment Grade Corporate Bond ETF (ZTRE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 3-Year Investment Grade Corporate Bond ETF (the “F/m 3Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 3 Year Maturity Index (I39299US) (the “Underlying Index”).

F/m 5-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 5-Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 5-Year Investment Grade Corporate Bond ETF (the “F/m 5Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 5 Year Maturity Index (I39328US) (the “Underlying Index”).

F/m 7-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 7-Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 7-Year Investment Grade Corporate Bond ETF (the “F/m 7Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 7 Year Maturity Index (I39331US) (the “Underlying Index”).

F/m 10-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 10-Year Investment Grade Corporate Bond ETF (ZTEN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 10-Year Investment Grade Corporate Bond ETF (the “F/m 10Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 10 Year Maturity Index (I39298US) (the “Underlying Index”).

F/m 20-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 20-Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 20-Year Investment Grade Corporate Bond ETF (the “F/m 20Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 20 Year Maturity Index (I39332US) (the “Underlying Index”).

F/m 30-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 30-Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 30-Year Investment Grade Corporate Bond ETF (the “F/m 30Y Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 30 Year Maturity Index (I39334US) (the “Underlying Index”).

F/m 15+ Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m 15+ Year Investment Grade Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m 15+ Year Investment Grade Corporate Bond ETF (the “F/m 15+ Year Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 15+ Year Maturity Index (I39335US) (the “Underlying Index”).

F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr High Yield Bond ETF (CPHY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr High Yield Bond ETF (the “F/m Compoundr High Yield Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr High-Yield Corporate Bond™ (NCPHY™) Index.

F/m Compoundr U.S. Treasury 10-Year Note ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr U.S. Treasury 10-Year Note ETF (CPX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr U.S. Treasury 10-Year Note ETF (the “F/m Compoundr UST 10Y Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr 10-Year U.S. Treasury Note™ (NPCX™) Index.

F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Compoundr U.S. Aggregate Bond ETF (CPAG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Compoundr U.S. Aggregate Bond ETF (the “F/m Compoundr U.S. Aggregate Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the Nasdaq Compoundr U.S. Aggregate Bond™ Index (NCPAG™).

F/m High Yield 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m High Yield 100 ETF (ZTOP)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m High Yield 100 ETF (the “F/m High Yield 100 Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (I39255US).

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF (RTHY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF (the “F/m Long-Term TIPS Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. TIPS 25+ Year Equal Weight Index (I39542US).

F/m Small Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Small Cap Core ETF (FMSC)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the F/m Small Cap Core ETF (the “F/m Small Cap Core Fund” or the “Fund”) is to seek to deliver long-term growth of capital.
F/m Small Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Small Cap Growth ETF (FMSG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the F/m Small Cap Growth ETF (the “F/m Small Cap Growth Fund” or the “Fund”) is to seek to deliver long-term growth of capital.
F/m SMID Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m SMID Equity ETF (FMSM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the F/m SMID Equity ETF (the “F/m SMID Fund” or the “Fund”) is to seek to deliver long-term growth of capital.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (RBIL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “F/m Ultrashort TIPS Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (I39232US).

F/m Yield Curve Steepening Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Yield Curve Steepening Strategy ETF (USTP)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Yield Curve Steepening Strategy ETF (the “F/m Yield Curve Steepening Fund” or the “Fund”) is to seek to implement a steepener yield curve strategy that is designed to benefit from the widening spread between short-term and long-term U.S. Treasury yields that typically occurs when shorter-maturity rates fall faster than longer-maturity rates, or when longer-maturity rates rise relative to shorter-maturity rates.

F/m Yield Curve Flattening Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Yield Curve Flattening Strategy ETF (UFLT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Yield Curve Flattening Strategy ETF (the “F/m Yield Curve Flattening Fund” or the “Fund”) is to seek to implement a flattener yield curve strategy that is designed to benefit from the narrowing spread between short-term and long-term U.S. Treasury yields that typically occurs when shorter-maturity rates rise faster than longer-maturity rates, or when longer-maturity rates decline relative to shorter-maturity rates.

F/m Rising Interest Rates Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Rising Interest Rates Strategy ETF (URIZ)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Rising Interest Rates Strategy ETF (the “F/m Rising Rates Fund” or the “Fund”) is to seek to implement a rising rate strategy that is designed to benefit from rising interest rates in both short-term and long-term U.S. Treasury yields.

F/m Falling Interest Rates Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Falling Interest Rates Strategy ETF (UFAL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Falling Interest Rates Strategy ETF (the “F/m Falling Rates Fund” or the “Fund”) is to seek to implement a falling rate strategy that is designed to benefit from falling interest rates in both short-term and long-term U.S. Treasury yields.

F/m Opportunistic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Opportunistic Income ETF (the “Fund”) is to provide investors with attractive income opportunities by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets, while typically limiting duration and averaging an investment-grade credit quality.

F/M INVESTMENTS LARGE CAP FOCUSED FUND
Prospectus [Line Items]
Risk/Return [Heading]	F/m Investments Large Cap Focused Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of F/m Investments Large Cap Focused Fund (the “Fund”) is long-term growth of capital.